Statements of Cash Flows	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows
27.	STATEMENTS OF CASH-FLOWS

Changes in non-cash operating elements of working capital

	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Accounts receivable	90,677	(6,708)
Prepaid expenses	(14,250)	(6,243)
Accounts payable and accrued liabilities	(112,275)	6,931
Provisions	15,652	2,666
Other	10,793	(447)
Total	(9,403)	(3,801)

Changes in liabilities arising from financing activities

The table below details changes in the Corporation’s liabilities (excluding derivative instruments) arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those which cash flows were, or future cash flows will be, classified in the Corporation’s consolidated statements of cash flows as net cash flows from financing activities.

In thousands of U.S. Dollars	January 1, 2018 *	Financing cash flows	The effect of changes in foreign exchange rates	Other changes	December 31, 2018
Long-term debt	2,314,675	2,978,754	(46,040)	199,569	5,446,958
Balance – December 31, 2018	2,314,675	2,978,754	(46,040)	199,569	5,446,958

In thousands of U.S. Dollars	January 1, 2017	Financing cash flows	The effect of changes in foreign exchange rates	Other changes	December 31, 2017
Settlement of margin	7,397	(7,602)	205	—	—
Deferred payment provision	195,506	(197,510)	—	2,004	—
Long-term debt	2,428,579	(144,632)	56,371	18,251	2,358,569
Balance – December 31, 2017	2,631,482	(349,744)	56,576	20,255	2,358,569

* Adjusted on adoption of IFRS 9. See note 4.